Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Debt securities in issue [line items]
Debt securities in issue	¥ 15,185,629	¥ 14,387,415
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	4,107,935	3,571,097
Unsubordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	9,701,975	9,541,764
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,375,719	¥ 1,274,554